Dividend Income	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue From Dividends [Abstract]
Dividend Income
34.	DIVIDEND INCOME

(1)	Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Dividend income related to financial assets at FVTPL	222,357	291,122	455,021
Dividend income related to financial assets at FVTOCI	17,936	19,198	29,444

Total	240,293	310,320	484,465

(2)	Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Dividend income recognized from assets held as of the period end:
Equity securities	17,936	19,198	28,877
Dividend income recognized from assets disposed of as of the period end:
Equity securities	—	—	567

Total	17,936	19,198	29,444